Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Deposits with SMBC	¥ 56,700,489		¥ 53,992,931
Loans to SMBC	90,682,938	¥ 84,805,192	85,129,070
Other assets	4,079,814	3,958,897	4,043,908
Current tax assets	143,459	87,961	87,961
Total assets	195,503,623	191,927,385	192,175,566
Liabilities and equity:
Debt securities in issue	11,171,209	10,569,117	10,569,117
Other liabilities	6,131,739	6,799,291	6,882,740
Total liabilities	183,730,177	179,564,245	179,679,767
Shareholders' equity	10,680,620	10,530,388	10,663,297
Other equity instruments holders' equity	598,703	599,522	599,522
Total equity	11,773,446	12,363,140	12,495,799	¥ 11,887,283	¥ 11,042,099
Total equity and liabilities	195,503,623	¥ 191,927,385	192,175,566
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	4,540,733		4,716,206
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	1,732,336		1,636,619
SMFG [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	1,477,703		1,548,012
Other assets	93,112		90,605
Current tax assets	118,878		67,414
Total assets	12,995,831		12,109,357
Liabilities and equity:
Long-term borrowings	234,223		199,221
Debt securities in issue	4,898,140		4,216,292
Other liabilities	52,813		47,001
Total liabilities	6,697,503		5,971,424
Shareholders' equity	5,702,082		5,541,687
Other equity instruments holders' equity	596,246		596,246
Total equity	6,298,328		6,137,933
Total equity and liabilities	12,995,831		12,109,357
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	434,005		251,681
Investments in SMBC	4,613,790		4,613,844
Loans to SMBC	6,258,343		5,537,801
Liabilities and equity:
Short-term borrowings from SMBC	1,228,030		1,228,030
SMFG [member] | Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	¥ 284,297		¥ 280,880